Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 631,777	¥ 580,423
Other financial liabilities	512,635	196,599
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	62,204	54,964
Measured at fair value on a recurring basis [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	341,222	322,007
Other financial liabilities	115,168	69,491
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	24,834	35,449
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	90,334	34,042
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	115,168	69,491
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	19,215	12,233
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	76,589	34,164
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	95,804	46,397
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	58,348	58,080
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	9,069	10,495
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	178,001	207,035
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	96,668	129,969
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	18,175	21,090
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	78,493	108,879
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	139,822	88,443
Other financial liabilities	115,168	69,491
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	24,834	35,449
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	90,334	34,042
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	115,168	69,491
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	19,215	12,233
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	76,589	34,164
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	95,804	46,397
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	34,949	31,551
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	9,069	10,495
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	104,732	103,595
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,224	5,439	¥ 5,206
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	99,508	98,156	¥ 12,671
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,224	5,439
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 99,508	¥ 98,156